Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Feb. 01, 2016 JPY (¥)	Aug. 14, 2014 JPY (¥)	Dec. 13, 2013 USD ($)	Apr. 02, 2013 USD ($)	Apr. 30, 2015 JPY (¥)	Apr. 30, 2015 USD ($)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2016 USD ($)	Dec. 04, 2015 JPY (¥)	Dec. 31, 2012
Business Acquisition [Line Items]
Consideration received for sale of interest by Current Investor							¥ 1,578		¥ 1,637	¥ 200
Goodwill							¥ 606,290		561,255	691,803
Acquisition date							Jun. 29, 2012	Jun. 29, 2012
Sony Semiconductor Corporation
Business Acquisition [Line Items]
Business acquisition total consideration							¥ 16,700
Goodwill							0
Liabilities assumed							¥ 0
Toshiba | Transfer agreements
Business Acquisition [Line Items]
Assets owned by Toshiba												¥ 19,000
Name change effective date							Apr. 01, 2016	Apr. 01, 2016
Renesas | Sony Semiconductor Corporation
Business Acquisition [Line Items]
Business acquisition total consideration										7,510
Goodwill										0
Liabilities assumed										0
Orchard Media Inc
Business Acquisition [Line Items]
Ownership percentage in equity method investment					51.00%	51.00%
Goodwill							¥ 36,664				$ 307
Business acquisition, percentage of equity interest					100.00%	100.00%
Percentage of equity interest acquired					49.00%	49.00%
Decrease in carrying amount of the noncontrolling interests					¥ 22,168	$ 185
Recognized gain on remeasured equity interest							18,085	$ 151
Intangible assets							13,806				$ 115
Cash consideration for acquisition							19,547	164
Other acquisitions
Business Acquisition [Line Items]
Business acquisition total consideration							46,233		23,103	19,373
Goodwill							36,128		12,626	10,243
Intangible assets							¥ 14,983		10,731	¥ 10,965
Cash consideration for acquisition		¥ 18,900							¥ 18,900
Acquisition date									Aug. 14, 2014
In-process research and development | $								$ 0
Game Show Network, Llc
Business Acquisition [Line Items]
Date of obtaining non controlling interest							2012-12	2012-12
Consideration received for sale of interest by Current Investor | $								$ 234
Amount of put payment paid to current investor | $			$ 117	$ 117
Interest of put payment paid to current investor | $			$ 12	$ 4
Game Show Network, Llc | Put and call options
Business Acquisition [Line Items]
Ownership percentage in equity method investment							18.00%				18.00%
Equity ownership													58.00%
Altair
Business Acquisition [Line Items]
Business acquisition total consideration	¥ 25,565
Goodwill	17,879
Intangible assets	6,600
Cash consideration for acquisition	¥ 22,657
Acquisition date							Feb. 01, 2016	Feb. 01, 2016